Income Taxes - Schedule of Income Before Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Domestic	$ 48,716	$ 39,534	$ 26,432
Foreign	(1,438)	(1,056)
Total current tax expense	$ 47,278	$ 38,478	$ 26,432